SIGNIFICANT ACCOUNTING POLICIES (Schedule of Composition of Right-of-Use Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jan. 02, 2019	Dec. 31, 2018
Disclosure of significant accounting policies [Abstract]
Property	$ 1,485	$ 1,552
Motor vehicles	231	326
Total right-of-use asset	$ 1,716	$ 1,878